Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

Note 6 – Other Current Assets

Other current assets included the following as of September 30, 2023 and December 31, 2022, respectively:

	September 30,	December 31,
	2023	2022
Prepaid expenses	$18,964	$39,288
Deferred cost of goods sold	6,760	6,655
Total	$25,724	$45,943

Note 7 – Other Current Assets

Other current assets included the following as of December 31, 2022 and 2021, respectively:

	December 31,	December 31,
	2022	2021
Prepaid expenses	$39,288	$29,366
Deferred cost of goods sold	6,655	19,470
Other receivables	-	110,000
Total	$45,943	$158,836